Income and expenses - Research and development expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Research and development expenses [Line Items]
Total	€ (26,891)	€ (27,104)	[1]	€ (23,348)
Research and development expenses [member]
Research and development expenses [Line Items]
Purchase of goods and services	(3,770)	(2,788)		(2,583)
Amortization and depreciation	(1,821)	(1,746)		(1,483)
Payroll expenses	(21,300)	(20,368)		(19,219)
Other		(2,202)		(63)
Total	€ (26,891)	€ (27,104)		€ (23,348)

[1]	The year 2020 has been adjusted retrospectively to reflect the final accounting of the business combination with Materialise Motion. See additional information in Notes 2 and 4.